EMPLOYEE BENEFIT OBLIGAITONS - Asset Allocation of Plan Assets (Details) - CHF (SFr) SFr in Millions	Dec. 31, 2024	Dec. 31, 2023
Classes of plan assets, fair value monetary amounts [abstract]
Cash and cash equivalents	SFr 12.1	SFr 8.8
Equity securities	301.6	267.2
Debt securities	305.8	299.5
Real estate	168.5	159.4
Other	63.4	58.8
Fair value of plan assets	SFr 851.4	SFr 793.7
Quoted
Classes of plan assets, fair value percentage amounts [abstract]
Cash and cash equivalents	0.00%	0.00%
Equity securities	35.40%	33.70%
Debt securities	35.90%	37.70%
Real estate	1.50%	2.80%
Other	0.00%	0.00%
Total	72.80%	74.30%
Unquoted
Classes of plan assets, fair value percentage amounts [abstract]
Cash and cash equivalents	1.40%	1.10%
Equity securities	0.00%	0.00%
Debt securities	0.00%	0.00%
Real estate	18.30%	17.20%
Other	7.40%	7.40%
Total	27.20%	25.70%